Equity instruments - Collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial instruments received as collateral	$ 55,483	$ 47,578
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	7	3
Financial assets held for trading | Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	7	3
Financial assets pledged as collateral	$ 107	$ 2